Other operating expenses (Tables)	12 Months Ended
Dec. 31, 2017
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Other operational expenses [Line Items]
Disclosure detailed information about other operational expenses [Text Block]
This item is made up as follows:

	For the year ended	For the year ended	For the year ended
	December 31, 2017	December 31, 2016	December 31, 2015
	US$(000)	US$(000)	US$(000)

Royalties, net of asset tax (ITAN) and penalties (a)	243,798	-	-
Other expenses	15,028	24,107	26,739
	258,826	24,107	26,739

(a)
Represents disputed royalties for the period December 2006 through September 2011 of US$174.8 million, net asset tax (ITAN) for the years 2009 to 2013 of US$33.6 million, profit sharing adjustments related to mining royalties of US$29.2 and penalties on disputed royalties for the period December 2006 through the year 2008 of US$6.2 million. Disputed royalties and special mining taxes for the period October 2011 through the year 2013 are recognized in “income tax expense” in the statements of comprehensive income (see Note 14(b)).